Quarterly Report
September 30, 2022
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Apparel Manufacturers – 0.5%
LVMH Moet Hennessy Louis Vuitton SE	5,138	$3,020,296
NIKE, Inc., “B”	51,472	4,278,353
		$7,298,649
Brokerage & Asset Managers – 2.6%
Charles Schwab Corp.	304,526	$21,886,284
CME Group, Inc.	99,485	17,621,778
		$39,508,062
Business Services – 5.8%
CoStar Group, Inc. (a)	219,879	$15,314,572
Equifax, Inc.	67,288	11,535,182
MSCI, Inc.	67,249	28,364,956
TransUnion	124,265	7,392,525
Verisk Analytics, Inc., “A”	146,244	24,938,989
		$87,546,224
Cable TV – 0.2%
Charter Communications, Inc., “A” (a)	12,124	$3,677,815
Computer Software – 20.4%
Adobe Systems, Inc. (a)	117,365	$32,298,848
Atlassian Corp. PLC, “A” (a)	22,061	4,645,826
Autodesk, Inc. (a)	44,993	8,404,693
Black Knight, Inc. (a)	64,943	4,203,760
Bumble, Inc., “A” (a)	71,486	1,536,234
Cadence Design Systems, Inc. (a)	96,059	15,698,922
Intuit, Inc.	97,996	37,955,811
Microsoft Corp.	760,218	177,054,772
Salesforce, Inc. (a)	96,197	13,836,977
Synopsys, Inc. (a)	37,855	11,565,081
		$307,200,924
Computer Software - Systems – 6.7%
Apple, Inc.	591,516	$81,747,511
Block, Inc., “A” (a)	55,177	3,034,183
ServiceNow, Inc. (a)	39,733	15,003,578
Shopify, Inc. (a)	23,372	629,642
		$100,414,914
Construction – 3.0%
Sherwin-Williams Co.	106,910	$21,889,823
Vulcan Materials Co.	151,133	23,835,185
		$45,725,008
Consumer Products – 2.6%
Colgate-Palmolive Co.	258,577	$18,165,034
Estee Lauder Cos., Inc., “A”	99,107	21,397,202
		$39,562,236
Electrical Equipment – 1.6%
AMETEK, Inc.	137,619	$15,607,371
Johnson Controls International PLC	161,651	7,956,462
		$23,563,833

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.7%
Applied Materials, Inc.	75,131	$6,155,483
ASML Holding N.V., ADR	29,713	12,341,294
Lam Research Corp.	32,212	11,789,592
NVIDIA Corp.	205,869	24,990,438
		$55,276,807
Energy - Independent – 1.1%
EOG Resources, Inc.	74,793	$8,356,622
Hess Corp.	80,568	8,781,106
		$17,137,728
Gaming & Lodging – 1.1%
Hilton Worldwide Holdings, Inc.	133,730	$16,130,513
General Merchandise – 0.5%
Dollar Tree, Inc. (a)	55,336	$7,531,230
Health Maintenance Organizations – 1.8%
UnitedHealth Group, Inc.	53,830	$27,186,303
Insurance – 1.9%
Aon PLC	85,051	$22,782,611
Arthur J. Gallagher & Co.	36,589	6,264,769
		$29,047,380
Internet – 8.2%
Alphabet, Inc., “A” (a)	882,928	$84,452,063
Alphabet, Inc., “C” (a)	279,361	26,860,560
Gartner, Inc. (a)	21,219	5,871,085
Match Group, Inc. (a)	142,577	6,808,052
		$123,991,760
Leisure & Toys – 1.2%
Electronic Arts, Inc.	120,552	$13,949,072
Take-Two Interactive Software, Inc. (a)	37,801	4,120,309
		$18,069,381
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	63,441	$11,659,187
Veeva Systems, Inc. (a)	9,402	1,550,202
		$13,209,389
Medical Equipment – 11.0%
Abbott Laboratories	275,320	$26,639,963
Becton, Dickinson and Co.	58,139	12,955,113
Boston Scientific Corp. (a)	654,823	25,361,295
Danaher Corp.	161,834	41,800,104
Edwards Lifesciences Corp. (a)	170,580	14,095,025
STERIS PLC	37,332	6,207,565
Thermo Fisher Scientific, Inc.	74,736	37,905,352
		$164,964,417
Network & Telecom – 0.3%
Equinix, Inc., REIT	6,980	$3,970,503

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.6%
American Express Co.	52,166	$7,037,715
Mastercard, Inc., “A”	172,570	49,068,554
Visa, Inc., “A”	247,692	44,002,484
		$100,108,753
Pharmaceuticals – 3.2%
Regeneron Pharmaceuticals, Inc. (a)	6,562	$4,520,365
Vertex Pharmaceuticals, Inc. (a)	85,471	24,747,273
Zoetis, Inc.	126,109	18,700,704
		$47,968,342
Railroad & Shipping – 0.9%
Canadian Pacific Railway Ltd.	192,524	$12,845,201
Restaurants – 0.7%
Chipotle Mexican Grill, Inc., “A” (a)	7,220	$10,849,927
Specialty Chemicals – 0.3%
Air Products & Chemicals, Inc.	21,378	$4,975,302
Specialty Stores – 8.4%
Amazon.com, Inc. (a)	985,050	$111,310,650
Lululemon Athletica, Inc. (a)	24,924	6,967,753
O'Reilly Automotive, Inc. (a)	10,647	7,488,568
		$125,766,971
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	89,008	$19,110,018
Total Common Stocks		$1,452,637,590
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.64% (v)	20,794,195	$20,796,274

Other Assets, Less Liabilities – 2.1%		31,184,981
Net Assets – 100.0%		$1,504,618,845
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,796,274 and $1,452,637,590, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,423,801,157	$—	$—	$1,423,801,157
Canada	13,474,843	—	—	13,474,843
Netherlands	12,341,294	—	—	12,341,294
France	—	3,020,296	—	3,020,296
Mutual Funds	20,796,274	—	—	20,796,274
Total	$1,470,413,568	$3,020,296	$—	$1,473,433,864
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$597,603	$155,431,259	$135,235,003	$(1,418)	$3,833	$20,796,274
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$238,083	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.